Expense Example - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Global Capital Appreciation Fund - Class A
Expense Example:
1 year	$ 690
3 years	934
5 years	1,197
10 years	1,946
Fidelity Advisor Global Capital Appreciation Fund - Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,089
Fidelity Advisor Global Capital Appreciation Fund - Class M
Expense Example:
1 year	492
3 years	793
5 years	1,114
10 years	2,025
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096